Subsequent Events - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 16, 2026 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Subsequent Event [Line Items]
Redemption of principal amount		¥ 2,813,569	$ 402,335	¥ 2,914,233	¥ 11,735,964
2028 Convertible Senior Notes
Subsequent Event [Line Items]
Aggregate principal amount of the notes remained outstanding			$ 208,100
Subsequent Event | 2028 Convertible Senior Notes
Subsequent Event [Line Items]
Redemption of principal amount	$ 207,800
Aggregate principal amount of the notes remained outstanding	$ 300